Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating income/(loss)			$ 2,583	$ (5,041)	$ (8,585)
Working capital			$ 6,200	$ 500	$ (300)
SEALS Corp
Operating income/(loss)	$ (279)	$ (383)
Working capital	$ 6,700